Leased Properties	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Leased Properties

13. LEASED PROPERTIES

The Company leases certain property, plant and equipment some of which are classified as capital leases. The capital leases have original terms ranging from one to six years and the carrying amounts of assets covered under these leases were approximately $276 and $861 as of December 31, 2016 and January 2, 2016, respectively.

The Company also leases cold storage space, machinery, equipment and real estate classified as operating leases with terms that are effective for varying periods through fiscal year 2025. Certain of these leases have remaining renewal clauses, exercisable at the Company’s option.

At December 31, 2016, the Company had minimum rental payments required under non-cancelable operating and capital leases as follows:

	Minimum Rental Payments
Fiscal Year	Operating Leases	Capital Leases
2017	$3,329	$277
2018	2,099	2
2019	1,113	—
2020	610	—
2021	468	—
Thereafter	1,304	—

	$8,923	279

Less: amount representing interest		3

Present value of minimum lease payments under capital leases		$276

Components of rent expense were as follows:

	Fiscal 2016	Fiscal 2015	Fiscal 2014
Real estate	$1,554	$1,994	$1,795
Cold storage	3,995	3,931	2,919
Equipment	4,102	4,107	3,278

Total	$9,651	$10,032	$7,992

In 2012, the Company entered into an agreement to sell and lease back from the purchaser a distribution center for a minimum period of twenty years. The Company or a successor lessee may be required to provide certain financial assurances that could be deemed to be collateral for the sale-leaseback transaction, and therefore, the transaction does not qualify as a sale. Accordingly, the real estate and related building and equipment remain on the Company’s books and the proceeds from the sale are being accounted for as a long-term liability, except for the current portion of $671, which is included in accrued liabilities. The lease agreement does not have a stated interest rate; the implicit interest rate is 7.12% over the term of the agreement. Future payments under the agreement related to this lease are as follows as of December 31, 2016:

Fiscal Year	Required Payments
2017	$2,332
2018	2,356
2019	2,379
2020	2,403
2021	2,427
Thereafter	28,355

40,252
Less amounts representing interest:	16,617

$23,635

During Fiscal 2014, the Company entered into an operating lease for additional office space in Cincinnati, OH. A portion of the rent was abated at the start of the lease term. Pursuant to ASC 840—”Leases” (“ASC 840”), the rent expense is being recognized on a straight-line basis over the lease term with corresponding entries to deferred rent. At December 31, 2016 and January 2, 2016, deferred rent related to this lease was $316 and $342, respectively.